OTHER CURRENT RECEIVABLES	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT RECEIVABLES

NOTE 3 - OTHER CURRENT RECEIVABLES

	December 31,
	2022	2021
	USD in thousands
Governmental institutes	225	240
Prepaid expenses	380	284
Other receivables	237	136
	842	660

In 2021, the Company received an award in an aggregate amount of approximately $721 from the European Horizon 2020 Program to aid in funding the Company’s research and development. The award does not bear a royalty payment commitment nor is the award otherwise refundable. The Company recorded an amount of $116 as grant receivables in other receivables as of December 31, 2022. $395 was recorded as participation by the European Horizon 2020 grant in research and development expenses during the year ended on December 31, 2022.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)